UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22010

 NAME OF REGISTRANT:                     Cohen & Steers European Realty
                                         Shares, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John McLean
                                         280 Park Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


Cohen & Steers European Realty Shares
--------------------------------------------------------------------------------------------------------------------------
 BENI STABILI SPA, ROMA                                                                      Agenda Number:  701265414
--------------------------------------------------------------------------------------------------------------------------
        Security:  T19807139
    Meeting Type:  MIX
    Meeting Date:  26-Jun-2007
          Ticker:
            ISIN:  IT0001389631
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 JUN 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Appoint the Directors after  fixing their number          Mgmt          Against                        Against
       and the period of their Office and fixing fees
       to the same

E.A    Amend  the following Articles of the By-Laws:             Mgmt          For                            For
       No. 13, No. 18, No. 20, pursuant to the legislative
       Law No. 58 of 1998 and the following amendments
       to the same as modified by the Law No. 262
       of 2005 and the Legislative Decree No. 303
       of 2006

E.B    Amend the Articles 14, 16 and 18, proposed by             Mgmt          For                            For
       the Board of Directors and approve the new
       By-Laws updated in compliance with the proposed
       amendments; inherent and consequent resolutions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF RECORD DATE. PLEASE ALSO NOTE THE NEW CUT-OFF
       IS 15 JUN 2007. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BRIXTON PLC                                                                                 Agenda Number:  701214049
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15932109
    Meeting Type:  AGM
    Meeting Date:  17-May-2007
          Ticker:
            ISIN:  GB0001430023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company s annual accounts for the             Mgmt          For                            For
       FYE 31 DEC 2006, together with the Directors
       report and the Auditors  report on those accounts

2.     Receive the Directors  remuneration report for            Mgmt          For                            For
       the FYE 31 DEC 2006 and the Auditors  report
       on the auditable part of the Directors  remuneration
       report

3.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       to hold office from the conclusion of the this
       meeting until the conclusion of the next general
       meeting of the Company at which accounts are
       laid and authorize the Directors to fix the
       Auditors  remuneration

4.     Declare a final dividend for the YE 31 DEC 2006           Mgmt          For                            For
       of 7.9 pence per ordinary share

5.     Re-elect Mr. Louise Patten as a Director                  Mgmt          Abstain                        Against

6.     Re-elect Mr. Tim Wheeler as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Stephen Harris as a Director                 Mgmt          For                            For

8.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to Section
       80 of the Companies Act 1985 the Act, to
       allot relevant securities Section 94 of the
       Act up to an aggregate nominal value of GBP
       12,343,610 being the Company s unissued ordinary
       share capital; Authority expires at the end
       of 5 years; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.9    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and subject to the passing
       of Resolution 8 and pursuant to Section 95
       of the Companies Act 1985 the Act, to allot
       equity securities Section 94(2) of the Act,
       for cash pursuant to the authority conferred
       by Resolution 8, disapplying the statutory
       pre-emption rights Section 89(1) of the Act,
       provided that this power is limited to the
       allotment of equity securities: i) up to an
       aggregate nominal amount of GBP 3,377,819 5%
       of the nominal value of the Company s issued
       share capital; ii) in connection with a rights
       issue in favor of ordinary shareholders; Authority
       expires at the end of 5 years; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry; the
       power conferred on the Directors by this resolution
       shall also apply to a sale of treasury shares,
       which is allotment of equity securities by
       virtue of Section 93 (3A) of the Act

S.10   Authorize the Company to make purchases of its            Mgmt          For                            For
       own shares

S.11   Adopt the Company s new Articles of Association           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CA-IMMOBILIEN-ANLAGEN AG                                                                    Agenda Number:  701243608
--------------------------------------------------------------------------------------------------------------------------
        Security:  A1144Q155
    Meeting Type:  AGM
    Meeting Date:  29-May-2007
          Ticker:
            ISIN:  AT0000641352
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual statement of the accounts              Mgmt          Abstain                        Against
       and the report by the Board of Directors and
       the Supervisory Board

2.     Approve the allocation of the net income                  Mgmt          For                            For

3.     Grant Discharge of the Board of Directors and             Mgmt          For                            For
       the Supervisory Board for 2006

4.     Approve the remuneration for the Members of               Mgmt          For                            For
       the Supervisory Board

5.     Elect 2 Members of the Supervisory Board                  Mgmt          For                            For

6.     Elect the Auditors for 2007                               Mgmt          For                            For

7.     Authorize the Board of Directors to issue convertible     Mgmt          For                            For
       bonds with a total nominal value of upto EUR
       317.185.011 and to grant the holders of those
       bonds the right to convert them into upto 43.629.300
       shares of the Company

8.     Approve to increase the initial capital by up             Mgmt          For                            For
       to EUR 317.185.011 by issuing up 43.629.300
       shares for the granting of the conversion rights
       and amend the Bylaws Paragraph 4 accordingly

9.     Authorize the Board of Directors within 5 years           Mgmt          Against                        Against
       after registration to increase the share capital
       by upto EUR 317.185.011 against contribution
       in kind or cash by issuing upto 43.629.300
       new shares with or without preemptive rights
       for shareholders and to fix the terms of the
       capital increase in accordance with the Supervisory
       Board and authorize the Supervisory Board to
       amend the Bylaws accordingly

10.    Approve the cancellation of authorized to Buy             Mgmt          For                            For
       Back own shares and the new authorized of the
       Board of Directors to Buy Back own share within
       18 months after registration to the extent
       of maximum 10% of the share capital and also
       authorize the Board of Directors to collect
       the own shares or for any other usage, to sell
       those shares by other means than the Stock
       Exchange or a Public offer

11.    Amend the Company charta                                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DERWENT LONDON PLC, LONDON                                                                  Agenda Number:  701228896
--------------------------------------------------------------------------------------------------------------------------
        Security:  G27300105
    Meeting Type:  AGM
    Meeting Date:  23-May-2007
          Ticker:
            ISIN:  GB0002652740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       accounts for the YE 31 DEC 2006 and the Independent
       Auditor s report thereon

2.     Approve the report of the remuneration committee          Mgmt          For                            For
       for the YE 31 DEC 2006

3.     Re-elect Mr. Nigel Q. George as a Director                Mgmt          For                            For

4.     Re-elect Mr. Paul M. Williams as a Director               Mgmt          For                            For

5.     Re-elect Mr. Simon J. Neathercoat as a Director           Mgmt          For                            For

6.     Elect Mr. Stuart A. Corbyn as a Director                  Mgmt          For                            For

7.     Elect Mrs. June De Moller as a Director                   Mgmt          For                            For

8.     Elect The Hon. Robert A. Rayne as a Director              Mgmt          For                            For

9.     Elect Mr. Nick R. Friedlos as a Director                  Mgmt          For                            For

10.    Elect Mr. Donald Newell as a Director                     Mgmt          For                            For

11.    Re-appoint BDO Stoy Hayward LLP as the Auditors           Mgmt          For                            For
       and authorize the Directors to determine its
       remuneration

12.    Approve, the Company may serve any notice or              Mgmt          For                            For
       send or supply and other document or information
       to a Member by making the notice document or
       information available on a website or by sending
       or supplying it in electronic form Section
       1168 of the Companies Act 2006

13.    Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       Section 80 of the Companies Act 1985 up to
       an aggregate nominal amount of GBP 1,676,112;
       Authority expires at the conclusion of next
       AGM of the Company; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities Section 94 of the said Act for
       cash pursuant to the authority conferred by
       resolution and/or where such allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A) of the said Act, disapplying
       the statutory pre-emption rights Section 89(1)
       of the said Act, provided that this power
       is limited to the allotment of equity securities:
       i) in connection with a rights issue, open
       offer or other offers in favor of ordinary
       shareholders; and ii) up to an aggregate nominal
       amount of GBP 251,416,80; Authority expires
       at the conclusion of the next AGM of the Company;
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.15   Authorize the Company, to make market purchases           Mgmt          For                            For
       Section 163(3) of the Companies Act 1985
       of upto 10,056,672 ordinary shares of 5p each
       in the capital of the Company, at a minimum
       price of 5p and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days, the price
       stipulated by Article 5(1) of the buy-back
       and Stabilization Regulation EC No. 2273/2003;
       Authority expires at the conclusion of the
       next AGM of the Company after passing of this
       resolution; before that the Company may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 DERWENT LONDON PLC, LONDON                                                                  Agenda Number:  701275996
--------------------------------------------------------------------------------------------------------------------------
        Security:  G27300105
    Meeting Type:  EGM
    Meeting Date:  26-Jun-2007
          Ticker:
            ISIN:  GB0002652740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend Article 124A under Section 109 of the               Mgmt          For                            For
       Finance Act 2006 of the Articles of Association,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 DEVELOPMENT SECURITIES PLC                                                                  Agenda Number:  701213807
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2740B125
    Meeting Type:  AGM
    Meeting Date:  15-May-2007
          Ticker:
            ISIN:  GB0002668464
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       financial statements for the YE 31 DEC 2006

2.     Approve the remuneration report as specified              Mgmt          For                            For

3.     Re-elect Mr. M.H. Marx as a Director                      Mgmt          For                            For

4.     Re-elect Mr. M.S. Weiner as a Director                    Mgmt          For                            For

5.     Elect Mr. D.S. Jenkins as a Director                      Mgmt          For                            For

6.     Declare a final dividend                                  Mgmt          For                            For

7.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For
       and authorize the Directors to determine their
       remuneration

8.     Authorize the Company, in accordance with the             Mgmt          For                            For
       Article 42 of its Articles of Association and
       Part V of the Companies Act 1985 the Act,
       to make market purchases Section 163 of the
       Act of up to 6,066,000 ordinary shares, the
       minimum price which may be paid for such shares
       is the nominal value per share exclusive of
       expenses and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2008 or 14 AUG 2008;
       the Company before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.9    Authorize the Directors, pursuant to and in               Mgmt          For                            For
       accordance with Section 80 of the Companies
       Act 1985, to allot relevant securities up to
       an aggregate nominal amount of GBP 7,058,999;
       Authority expires the earlier of the conclusion
       of the next AGM of the Company or 14 AUG 2008;
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities Section 94 of the Act pursuant
       to the authority conferred by Resolution 9,
       disapplying the statutory pre-emption rights
       Section 89 of the Act, provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue in favor of ordinary shareholders; b)
       up to an aggregate nominal amount of GBP 1,017,791;
       Authority expires the earlier of the conclusion
       of the AGM of the Company in 2008 or 14 AUG
       2008; and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 EUROCASTLE INVESTMENTS LTD, GUERNSEY                                                        Agenda Number:  701247668
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3222A106
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2007
          Ticker:
            ISIN:  GB00B01C5N27
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the profit and loss account           Mgmt          Against                        Against
       and balance sheet of the Company and the reports
       of the Directors and the Auditors thereon for
       the YE 31 DEC 2006

2.     Re-elect Mr. Wesley R. Edens as a Director                Mgmt          For                            For

3.     Re-elect Mr. Paolo Giorgio Bassi as a Director            Mgmt          For                            For

4.     Re-appoint Ernst & Young LLP, I More London               Mgmt          For                            For
       Place, London, SE1 2AF, United Kingdom as the
       Auditors of the Company to hold office from
       the conclusion of this meeting until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and authorize the
       Directors to determine their remuneration




--------------------------------------------------------------------------------------------------------------------------
 FONCIERE DES REGIONS, METZ                                                                  Agenda Number:  701223959
--------------------------------------------------------------------------------------------------------------------------
        Security:  F42399109
    Meeting Type:  EGM
    Meeting Date:  04-May-2007
          Ticker:
            ISIN:  FR0000064578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX. THANK YOU.                Non-Voting    No vote

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

E.1    Amend the Articles No. 7 and No. 9 of the Bylaws          Mgmt          Against                        Against
       regarding the form of the shares and the rights
       and obligations pertaining to them

E.2    Approve to insert Article no. 9 B of the Bylaws           Mgmt          Against                        Against
       regarding the dividends paid to some shareholders

O.3    Receive the report of the Executive Committee,            Mgmt          For                            For
       the remarks of the Supervisory Board and the
       Auditors  general report and approve the Company
       s financial statements for the YE 31 DEC 2006,
       as presented and showing income of EUR 243,565,939.41;
       accordingly, the shareholders  meeting gives
       permanent discharge to the Managers for the
       performance of their duties during the said
       FY

O.4    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY in the
       form presented to the meeting, showing net
       consolidated profit of the group of EUR 576,200,000.00

O.5    Approve to decide to fund the legal reserve               Mgmt          For                            For
       by deducting up to EUR 17,264.70 from the additional
       paid-in capital in order to increase the amount
       of the legal reserve to EUR 8,562,534.60

O.6    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and that the income for the FY, increased
       by the retained earnings of EUR 3,000.00, of
       EUR 243,568,939.41, be appropriated as follows;
       (-) dividends: EUR 134,172,145.50, i.e., an
       ordinary dividend of EUR 4.70 per share, for
       the 28,547,265 shares of the Company , (-)
       the balance, EUR 109,396,793.91, to the reserves
       account, and decides; (-) to pay an exceptional
       dividend of EUR 24,104,487.50, i.e. EUR 7.50
       per share, for the 28,547,265 shares of the
       Company , deducted from the reserves account
       after the transfer to this account from the
       additional paid-in capital account, of EUR
       140,000,000.00, withdrawn from the merger premium
       in connection with the merger of bail investissement
       fonciere into the Company; the balance of the
       reserves account, after the payment of the
       exceptional dividend, will amount to EUR 35,292,306.41;
       if one of the resolutions numbered 20 to numbered
       30 is not approved, only the dividend of EUR
       4.70 per share will be paid; therefore, a total
       dividend of EUR 348,276,633.00 will be distributed,
       eligible for the 40% allowance, i.e., EUR 134,172,145.50,
       i.e., EUR 4.70 per share (ordinary dividend),
       EUR 214,104,487.50, i.e., EUR 7.50 per share
       (extraordinary dividend); the Shareholders
       meeting delegates all powers to the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities; the dividend
       will be paid, as from 07 MAY 2007; the dividend
       withdrawn from the profit of the Company that
       was not tax-deductible, in accordance with
       Article 208 C of the French general tax code,
       amounts to EUR 140,229,904.59

O.7    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Article L.225-86 of
       the French Commercial Code and approve the
       agreements entered into or carried out during
       the last FY

O.8    Authorize the Company to trade on its own shares          Mgmt          Against                        Against
       on the open market, subject to the conditions
       described below: maximum purchase price: EUR
       200.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 200,000,000.00;
       this authorization is given for an 18 month
       period, it supersedes the authorization granted
       by the ordinary and extraordinary Shareholders
       meeting of 11 APR 2006 in its resolution number
       6, the Shareholders  meeting delegates all
       powers to the Executive Committee to take all
       necessary measures and accomplish all necessary
       formalities

O.9    Approve to award the total annual fees of EUR             Mgmt          For                            For
       200,000.00 to the Supervisory Board

O.10   Ratify the co-optation of Mr. Louis Blanc as              Mgmt          Against                        Against
       Member of the Supervisory Board, to replace
       Mr. Julien Ruggieri, for the remainder of Mr.
       Julien Ruggieri s term of office, i.e., until
       the OGM, which will deliberate upon the annual
       financial statements for FYE 31 DEC 2011

O.11   Appoint Mr. Charles Ruggieri as Member of the             Mgmt          Against                        Against
       Supervisory Board for a 6-year period

O.12   Appoint the Company Batipart as Member of the             Mgmt          Against                        Against
       Supervisory Board for a 6-year period

O.13   Appoint Mr. Philippe Vidal as Member of the               Mgmt          Against                        Against
       Supervisory Board for a 6-year period

O.14   Appoint the Company Predica as Member of the              Mgmt          Against                        Against
       Supervisory Board for a 6-year period

O.15   Appoint the Company Generali VIE as Member of             Mgmt          Against                        Against
       the Supervisory Board for a 6-year period

O.16   Appoint the Company GMF VIE as Member of the              Mgmt          Against                        Against
       Supervisory Board for a 6-year period

O.17   Approve to renew the appointment of Mr. Pierre            Mgmt          Against                        Against
       Vaquier as Member of the Supervisory Board
       for a 6-year period

O.18   Approve the resignation of the limited liabilities        Mgmt          For                            For
       Company Batsch Argili Et Associes as Statutory
       Auditor and appoint to replace it, the Group
       PIA represented by Mr. Benoit Gillet for a
       6-year period

O.19   Approves the resignation of Mr. Dominique                 Mgmt          For                            For

E.20   Approve the contribution in kind by Delfin to             Mgmt          Against                        Against
       the Company of shares of Beni Stabilli; the
       exchange ratio of 1 new share of the Company
       for 100 shares of Beni Stabilli and in consequence
       of the issuance and of allotment of shares
       to the Company Delfin, as remuneration of the
       contribution a; contribution premium; approval
       of the contribution a of its valuation and
       its remuneration

E.21   Approve the capital increase by issuance of               Mgmt          Against                        Against
       shares alloted to the Company Delfin, as remuneration
       of the contribution A, contribution premium

E.22   Approve the contribution in kind by Delfin to             Mgmt          Against                        Against
       the Company of shares of Beni Stabilli, at
       the end of the conversion in shares of convertible
       bonds in shares issued by Beni Stabilli; the
       exchange ratio of 1 new share of the Company
       for 100 shares Beni Stabilli, and in consequence
       of the issuance and of the allotment of shares
       to the Company Delfin, as remuneration of the
       contribution B; ascertainment of a contribution
       premium; in consequence, approval of the contribution
       B, of its valuation and its remuneration

E.23   Approve the capital increase by issuance of               Mgmt          Against                        Against
       shares alloted to the Company Delfin, as remuneration
       of the contribution B

E.24   Approve the ascertainment of the carrying out             Mgmt          Against                        Against
       of the contributions and of the capital increases
       covered by the previous resolutions; contribution
       premium; delegation to the Executive Board

E.25   Approve the modifications of the Article 6 of             Mgmt          Against                        Against
       the By Laws

E.26   Authorize the Executive Board in order to decide          Mgmt          Against                        Against
       the capital increase, in one or several times,
       by issuance of ordinary shares of the Company
       issued for the benefit of the shareholders
       of Beni Stabilli who will bring their shares
       to the exchange public offer launched by the
       Company

E.27   Approve the modification of the Article 11 of             Mgmt          Against                        Against
       the By-laws regarding the Executive Board

E.28   Approve the modification of the Articles 13               Mgmt          Against                        Against
       and 14 of the By-laws, regarding the Supervisory
       Board

E.29   Approve the modification of the Article 17 of             Mgmt          For                            For
       the By-laws, regarding general meetings, according
       to the Article 35 of the Decree dated 11 DEC
       2006 modifying the Article 136 of the Decree
       dated 23 MAR 1967

O.30   Acknowledge the resignation of De Mr. Marc Henrion,       Mgmt          For                            For
       Mr. Olivier Piani, Mr. Francois Tausch, Mr.
       Herve Semion and Mr. Louis Blanc as Members
       of Supervisory Board of the Company Mr. appoint
       as Member of the Supervisory Board

O.31   Appoint Mr. Leonardo Del Vecchio, the Company             Mgmt          Against                        Against
       Delfin , the Company Batipart participations,
       and the Company ISM as Members of the Supeprvisory
       Board

E.32   Authorize the Executive Board in order to decide          Mgmt          For                            For
       the capital increase in one or several times,
       by issuance, with maintenance of the shareholders
       preferential subscription right, of shares
       of the Company or investment securities entitling
       to the capital

E.33   Authorize the Executive Board, in order to increase       Mgmt          For                            For
       the number of securities to issue in case of
       capital increase with preferential subscription
       right decided according to E.32, at the same
       price as the one of the initial issuance

E.34   Authorize the Executive Board, in order to increase       Mgmt          For                            For
       the capital of the company, in one or several
       times, by incorporation of reserves, earning,
       premiums, to be carried out by the free of
       charge allotment of new shares of by raising
       the nominal value of the shares of the Company

E.35   Authorize the Executive Board to grant, in one            Mgmt          Against                        Against
       or several times, for the benefit of Members
       of staff and/or Managers of the Company and
       of related Companies, options to subscribe
       or options to buy ordinary shares of the Company

E.36   Authorize the Executive Board, in order to increase       Mgmt          Against                        Against
       the capital by issuance of shares or investment
       securities entitling to the capital of the
       Company, reserved for Members of a corporate
       savings plan of the Company and of related
       Companies; cancellation of the shareholders
       preferential subscription right

E.37   Authorize the Executive Board to carry out,               Mgmt          Against                        Against
       in one or several times, free of charge allotments
       of ordinary existing or to be issued shares
       of the Company; within the limit of 0.5% of
       the capital, for the benefit of Members of
       staff and/or social representatives or some
       categories of them; delegation of authority
       to the Executive Board in order to decide one
       or several capital increases (by incorporation
       of premiums, reserves, earnings or others)
       resulting from free of charge allotments issued
       by the Company

E.38   Grant powers to the Executive Board                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC                                                                               Agenda Number:  701176453
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  AGM
    Meeting Date:  03-May-2007
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  report and financial               Mgmt          No vote
       statements for the YE 31 DEC 2006

2.     Receive and approve the Directors  remuneration           Mgmt          No vote
       report for the YE 31 DEC 2006

3.     Declare a final dividend of 15.30 pence per               Mgmt          No vote
       ordinary share, payable in cash

4.     Re-elect Mr. Gerard Devaux as a Director of               Mgmt          No vote
       the Company

5.     Re-elect Mr. David Edmonds as a Director of               Mgmt          No vote
       the Company

6.     Re-elect Mr. John Hirst as a Director of the              Mgmt          No vote
       Company

7.     Re-elect Mr. Simon Melliss as a Director of               Mgmt          No vote
       the Company

8.     Elect Mr. David Atkins as a Director of the               Mgmt          No vote
       Company

9.     Elect Mr. Jacques Espinasse as a Director of              Mgmt          No vote
       the Company

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          No vote
       of the Company

11.    Authorize the Directors to agree the remuneration         Mgmt          No vote
       of the Auditors

12.    Authorize the Directors, in accordance with               Mgmt          No vote
       Section 80 of the Companies Act 1985, to exercise
       all the powers to allot relevant securities
       Section 80(2) up to an aggregate nominal
       amount of GBP 23,449,515; Authority expires
       on the date of the next AGM of the Company
       ; and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.13   Authorize the Directors, pursuant to Section              Mgmt          No vote
       95 of the Companies Act 1985, to allot equity
       securities Section 94 of the Act for cash
       pursuant to the authority conferred by Resolution
       12, disapplying the Section 89(1), provided
       that this power is limited to the allotment
       of equity securities: i) in connection with
       a rights issue, open offer or the other offer
       of securities in favor of ordinary shareholders;
       ii) up to an aggregate nominal amount of GBP
       3,565,024; Authority expires on the date of
       next AGM of the Company; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company to make market purchases            Mgmt          No vote
       Section 163(3) of the Companies Act 1985
       or ordinary shares 25 pence each of the Company,
       at a minimum price of 25 pence and the maximum
       number of ordinary shares 42,495,089, maximum
       price which may be paid for any such share
       is an amount equal to 105% of the average of
       the middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; Authority expires the earlier of the
       next AGM of the Company or 02 NOV 2008; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.15   Amend and adopt the amended Articles of Association       Mgmt          No vote
       of the Company as the Articles of Association
       of the Company in place 0f and to the exclusion
       of the existing Articles of Association of
       the Company

16.    Approve the rules of the Hammerson Plc 2007               Mgmt          No vote
       Long Terms Incentive Plan as specified and
       authorize the Directors: i) to make such modifications
       to the Plan as they may consider appropriate
       to take account of the requirements of the
       UK Listing Authority and best practice and
       to adopt the Plan as so modified and to do
       all such acts and things as they may consider
       appropriate to implement the Plan and ii) to
       establish further plans base on the Plan but
       modified to take account of local tax, exchange
       control or securities Laws in overseas territories,
       provided that any shares made available under
       such further plans are treated as counting
       against the limits on individual and overall
       participation in the Plan




--------------------------------------------------------------------------------------------------------------------------
 IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENNA                                         Agenda Number:  701300864
--------------------------------------------------------------------------------------------------------------------------
        Security:  T5331M109
    Meeting Type:  EGM
    Meeting Date:  25-Jun-2007
          Ticker:
            ISIN:  IT0003745889
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 JUN 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve to issue a bond convertible into IGD              Mgmt          For                            For
       ordinary shares pursuant to Article 2420 BIS,
       1 Paragraph of the Civil Code of a nominal
       amount of EUR 230,000,000.00 reserved to institutional
       investors; consequent capital increase pursuant
       to Article 2420 BIS, 2 Paragraphs with exclusion
       of optional right, pursuant to Article 2441,
       5 and 6 Paragraph, to serve the conversion
       of the convertible bond, for a maximum amount
       of EUR 46,653,144.00 through the issue of maximum
       46,653,144 IGD ordinary shares, of a nominal
       value of EUR 1.00 every one; consequent and
       related Resolutions




--------------------------------------------------------------------------------------------------------------------------
 IVG IMMOBILIEN AG, BONN                                                                     Agenda Number:  701209529
--------------------------------------------------------------------------------------------------------------------------
        Security:  D36953103
    Meeting Type:  AGM
    Meeting Date:  24-May-2007
          Ticker:
            ISIN:  DE0006205701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 03 MAY 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 58,000,000 as follows: Payment
       of a dividend of EUR 0.50 per share ex-dividend
       and payable date: 25 MAY 2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Elections to the Supervisory Board                        Mgmt          For                            For

6.     Authorization to issue convertible and/or warrant         Mgmt          For                            For
       bonds, the revision of the contingent capital,
       and the corresponding amendments to the Articles
       of Association; the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue bearer bonds of
       up to EUR 1,500,000,000, having a term of up
       to 20 years and conferring a conversion or
       option right for new shares of the company,
       on or before 23 MAY 2012; shareholders shall
       be granted subscription rights, except for
       the issue of bonds at a price not materially
       below their theoretical market value, for residual
       amounts, and in order to grant such rights
       to other bond holders; the share capital shall
       be increased accordingly by up to EUR 22,000,0
       00 through the issue of up to 22,000,000 new
       bearer shares, insofar as conversion or option
       rights are exercised; the other contingent
       capital shall be decreased to a total of EUR
       8,654,262

7.     Authorization to acquire own shares The company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 23 NOV 2008. The
       Board of MDs shall be authorized to dispose
       of the shares in a manner other than the stock
       exchange or a rights offering if the shares
       are sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes or for the fulfillment of conversion
       or option rights, and to retire the shares

8.     Amendment to the Articles of Association in               Mgmt          For                            For
       accordance with the new Transparency Directive
       Implementation Law [TUG]; the Company shall
       be authorized to transmit information to shareholders
       by electronic means

9.     Appointment of Auditors for the 2007 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Dusseldorf




--------------------------------------------------------------------------------------------------------------------------
 MERCIALYS, PARIS                                                                            Agenda Number:  701178798
--------------------------------------------------------------------------------------------------------------------------
        Security:  F61573105
    Meeting Type:  MIX
    Meeting Date:  26-Apr-2007
          Ticker:
            ISIN:  FR0010241638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Verification Period:  Registered Shares: 1 to             Non-Voting    No vote
       5 days prior to the meeting date, depends on
       company s by-laws.  Bearer Shares: 6 days prior
       to the meeting date.    French Resident Shareowners
       must complete, sign and forward the Proxy Card
       directly to the sub custodian. Please contact
       your Client Service Representative to obtain
       the necessary card, account details and directions.
       The following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative.    Trades/Vote Instructions:
       Since France maintains a Verification Period,
       for vote instructions submitted that have a
       trade transacted (sell) for either the full
       security position or a partial amount after
       the vote instruction has been submitted and
       the Global Custodian advises of the position
       change via the account position collection
       process, There is a process in effect which
       will advise the Global Custodian of the new
       account position available for voting. This
       will ensure that the local custodian is instructed
       to amend the vote instruction and release the
       shares for settlement of the sale transaction.
       This procedure pertains to sale transactions
       with a settlement date prior to Meeting Date
       + 1

O.1    Receive the reports of the Directors and the              Mgmt          No vote
       Auditors; approve the Company s financial statements
       for the YE 2006, as presented, showing earnings
       of EUR 59,167,647.91; acknowledge to allocate
       the dividends to the retained earnings account
       on the 79,707 shares held by the Company on
       05 MAY 2006, which represent a total amount
       of EUR 47,027.13

O.2    Receive the reports of the Board of Directors             Mgmt          No vote
       and the auditors; approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, showing net
       consolidated income group share of EUR 60,468,000.00

O.3    Approve the recommendations of the Board of               Mgmt          No vote
       Directors and resolves that the income for
       the FY be appropriated as follows: Earning
       of the FY: EUR 59,167,647.91; allocate the
       legal reserve: EUR 2,958,382.40, retained earnings:
       EUR 47,027.13, distributable earnings: EUR
       56,256,292.64, dividend for 72,918,918 shares:
       EUR 51,772,431.18; allocate the retained earnings
       account: EUR 4,483,860.86, each share will
       be entitled to a dividend of EUR 0.71, since
       an interim dividend of EUR 0.33 was already
       paid on 13 OCT 2006, the shareholders will
       receive the balance of the dividend, i.e. an
       amount of EUR 0.38 per share, and will entitle
       to the 40% deduction provided by the French
       Tax Code, this dividend will be paid on 03
       MAY 2007; in the event that the Company holds
       some of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account;
       as required by Law, it is reminded that, for
       the last 3 FYs, as specified

O.4    Receive the special report of the Auditors on             Mgmt          No vote
       agreements governed by the Article L.225-38
       of the French Commercial Code; approve the
       said report and the agreements referred to
       therein

O.5    Ratify the appointment of the Company general             Mgmt          No vote
       assurances vie as a control agent and fixed
       its salary at EUR 15,000.00

O.6    Appoint the Director of the Company for a 3-year          Mgmt          No vote
       period

O.7    Ratify the decision of the Board of Directors,            Mgmt          No vote
       on 05 MAR 2007; to transfer the registered
       office to 10 RUE Cimarosa, 75116 Paris, and
       also acknowledge the amendment of the Article
       4 of the Bylaws

O.8    Authorize the Board of Directors to buy back              Mgmt          No vote
       the Company s shares on the open market; subject
       to the conditions described below: maximum
       purchase price: EUR 42.00, maximum number of
       shares to be acquired: 10% of the share capital,
       7,256,160 shares, maximum funds invested in
       the share buybacks: EUR 304,758,720.00; this
       authorization is given for an 18-month period;
       the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5% of its capital; the shareholders
       meeting grants full powers to the Board of
       Directors to carry out all filings, publications
       and other formalities prescribed By Law

E.9    Acknowledge the amendments of the Decree of               Mgmt          No vote
       23 MAR 2007 on trading Companies, as modified
       by the Decree number 2006-1566 of 11 DEC 2006,
       resolves, consequently; amend the Article No.
       25 III and 27 I of the Bylaws as specified

E.10   Authorize the Board of Directors; to increase             Mgmt          No vote
       the capital, on 1or more occasions, at its
       sole discretion, in France or Abroad, by a
       maximum nominal amount of EUR 40,000,000.00,
       by issuance, with preferred subscription rights
       maintained, of shares or securities giving
       access to the capital; the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 200,000,000.00; this authorization
       is granted for a 26-month period and supersedes
       and all earlier delegations to the same effect;
       to take all necessary measures and accomplish
       all necessary formalities

E.11   Authorize the Board of Directors; to increase             Mgmt          No vote
       the capital, on 1 or more occasions, at its
       sole discretion, in France or Abroad, by a
       maximum nominal amount of EUR 40,000,000.00,
       by issuance, with cancellation of preferred
       subscription rights, of shares or securities
       giving access to the capital. The maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 200,000,000.00; this authorization
       is granted for a 26-month period and supersedes
       any and all earlier delegations to the same
       effect; to take all necessary measures and
       accomplish all necessary formalities

E.12   Authorize the Board of Directors, for each of             Mgmt          No vote
       the issues decided by virtue of the Resolutions
       number 10 and 11 and at its sole discretion,
       to increase the number of shares and securities
       to be issued, at the same price as the initial
       issue, in the conditions of Article L. 225-135-1
       of the French Commercial Code and within the
       limit of tile ceiling set forth in the Resolution
       numbers 10 and 11 and the overall ceiling set
       forth in the Resolution number 16

E.13   Authorize the Board of Directors, for each of             Mgmt          No vote
       the issuances carried out by virtue of the
       Resolution number 10, within the limit of 10%
       of the Company s share capital per year, to
       set the issue price, in accordance with the
       terms and conditions determined by the shareholders
       meeting, in accordance with Article L. 225-136
       of the French Commercial Code

E.14   Authorize the Board of Directors: to increase             Mgmt          No vote
       the share capital, in 1 or more occasions and
       at its sole discretion, to a maximum nominal
       amount of EUR 40,000,000.00, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by Law and under the By-Laws, by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination of these methods;
       this authorization is given for a 26-month
       period and supersedes any and all earlier delegations
       to the same effect; to take all necessary measures
       and accomplish all necessary formalities

E.15   Authorize the Board of Directors: to increase             Mgmt          No vote
       the share capital, up to 10% of the share capital,
       by way of issuing, with cancellation of the
       shareholders  preferred subscription rights,
       shares or securities giving access to the capital,
       in consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities or securities giving access to share
       capital; this authorization is grated for a
       26-month period and supersedes any and all
       earlier delegations to the same effect; to
       take all necessary measures and accomplish
       all necessary formalities

E.16   Adopt the Resolutions 10 to 15, the shareholders          Mgmt          No vote
       meeting decides that the overall nominal amount
       pertaining to the capital increases to be carried
       out with the use of the delegations given by
       Resolutions number 10 to 15 shall nor exceed
       EUR 40,000,000.00 this amount is Independent
       to the one given in the Resolution number 18,
       the issues of debt securities to be carried
       out with the use of the delegations given by
       Resolutions number 10 to 15 shall not exceed
       EUR 200,000,000.00

E.17   Authorize the Board of Directors: to issue,               Mgmt          No vote
       with cancellation of preferred subscription
       rights, shares or securities giving access
       to the Company s share capital, in consideration
       for securities tendered in a public exchange
       offer initiated by the Company concerning the
       shares of another listed Company; the maximal
       nominal amount of capital increases to be carried
       out under this delegation, authority shall
       not exceed EUR 40,000,000.00, the nominal amount
       of debt securities issued shall not exceed
       EUR 200,000,000.00; this authorization is granted
       for a 26-month period and supersedes any and
       all earlier delegations to the same effect;
       to take all necessary measures and accomplish
       all necessary formalities

E.18   Authorize the Board of Directors to decide on             Mgmt          No vote
       the issuance, on one or occasions, in France
       or abroad, of a maximum nominal amount of EUR
       200,000,000.00, of securities giving right
       to the allocation of debt securities or granting
       a debt right on the Company and not leading
       to a capital increase; the present delegation
       is given for a 26-month period and supersedes
       any and all earlier delegations to the same
       effect; to take all necessary measures and
       accomplish all necessary formalities

E.19   Authorize the issuance by any Company holding             Mgmt          No vote
       over 50% of Mercialys capital of securities
       giving right to the allocation of existing
       shares in the Company held by the issuing Company
       or Companies; the present delegation is given
       for a 26-month period and supersedes any and
       all earlier delegations to the same effect

E.20   Authorize the Board of Directors: to increase             Mgmt          No vote
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of Employees
       of the Company who are Members of a Company
       Savings Plan; this delegation is given for
       a 26-momh period and for a total number of
       shares that shall not exceed 3% of the total
       number of shares in the company; it supersedes
       any and all earlier delegations to the same
       effect; to take all necessary measures and
       accomplish all necessary formalities

E.21   Grants full powers to the bearer of an original,          Mgmt          No vote
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by the Law




--------------------------------------------------------------------------------------------------------------------------
 PATRIZIA IMMOBILIEN AG, AUGSBURG                                                            Agenda Number:  701241488
--------------------------------------------------------------------------------------------------------------------------
        Security:  D5988D110
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2007
          Ticker:
            ISIN:  DE000PAT1AG3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 12,706,940.70 as follows: payment
       of a dividend of EUR 0.15 per share EUR 4,887,440.70
       shall be carried forward ex-dividend and payable
       date: 14 JUN 2007

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2007 FY:              Mgmt          For                            For
       Deloitte + Touche GM BH, Munich

6.     Election to the Supervisory Board                         Mgmt          For                            For

7.     Resolution on the Supervisory Board remuneration          Mgmt          For                            For
       for the 2006 FY, each Supervisory Board Member
       shall receive a remuneration of EUR 10,000,
       the Chairman receiving 1.5 times the amount,
       as of the 2007 FY, each Member shall receive
       a fixed annual remuneration of EUR 18,750 plus
       a dividend-linked remuneration, the Chairman
       shall receive 1.33 times the amounts

8.     Resolution on the revision of the authorized              Mgmt          Against                        Against
       capital, and the corresponding amendments to
       the Articles of Association, the authorization
       to increase the share capital by up to EUR
       15,470,000 on or before 23 FEB 2011, shall
       be revoked; the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the share capital
       by up to EUR 26,065,000 through the issue of
       new shares against payment in cash and/or kind,
       on or before 12 JUN 2012 [new authorized capital],
       Shareholders shall be granted subscription
       rights, except for residual amounts, for the
       granting of subscription rights to holders
       of conversion or option rights, for the issue
       of shares at a price not materially below their
       market price, and for the issue of shares for
       acquisition purposes

9.     Resolution on the authorization to issue bonds            Mgmt          Against                        Against
       and/or profit-sharing rights, the creation
       of contingent capital, and the corresponding
       amendments to the Articles of Association,
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to issue bonds or profit-sharing rights of
       up to 750,000,000, having a term of up to 20
       years and conferring a conversion or option
       right for new shares of the company, on or
       before 12 JUN 2012, shareholders shall be granted
       subscription rights, except for residual amounts,
       for the granting of such rights to other bondholders,
       for the issue of bonds at a price not materially
       below their theoretical market value, and for
       the issue of bonds against payment in kind,
       the Company's share capital shall b e increased
       by up to EUR 26,065,000 through the issue of
       up to 26,065,000 new registered shares, insofar
       as conversion or option rights are exercised

10.    Approval of the enterprise agreement with PATRIZIA        Mgmt          For                            For
       Immobilien Kapitalanlagegesellschaft mbH, a
       wholly owned subsidiary of the Company

11.    Approval of the control and profit transfer               Mgmt          For                            For
       agreements with ten [yet to be founded] subsidiaries
       of the Company

12.    Approval of the control and Profit Transfer               Mgmt          For                            For
       Agreement with PATRIZIA PROJEKT 260 Gmbh, a
       wholly owned subsidiary of the Company




--------------------------------------------------------------------------------------------------------------------------
 PROLOGIS EUROPEAN PROPERTIES FUND FCP, LUXEMBOURG                                           Agenda Number:  701241022
--------------------------------------------------------------------------------------------------------------------------
        Security:  L7762X107
    Meeting Type:  AGM
    Meeting Date:  23-May-2007
          Ticker:
            ISIN:  LU0100194785
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial accounts of PEP for the             Mgmt          For                            For
       YE 31 DEC 2006

2.     Appoint Ernst & Young S.A. as the Independent             Mgmt          For                            For
       Auditor, for a term of one year until the AGM
       of PEP to be held in 2008

3.     Amend the definition of the Distributable Cash            Mgmt          For                            For
       Flow as specified

4.     Amend Article 15 of the Management Regulations            Mgmt          For                            For
       in order to increase the period following the
       end of a quarter during which distributions
       of Distributable Cash Flow have to be made
       from a period of maximum 30 days to a period
       of maximum 45 days




--------------------------------------------------------------------------------------------------------------------------
 RODAMCO EUROPE NV, ROTTERDAM                                                                Agenda Number:  701199235
--------------------------------------------------------------------------------------------------------------------------
        Security:  N7518K100
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2007
          Ticker:
            ISIN:  NL0000289320
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 375014 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       BLOCKING IS NOT A REQUIREMENT IMPOSED BY RODAMCO          Non-Voting    No vote
       EUROPE NV. PLEASE NOTE THAT BLOCKING CONDITIONS
       MAY APPLY. HOWEVER, DEPENDING ON THE SYSTEMS
       OF THE CUSTODIAN BANK(S). IF APPLIED, BLOCKING
       CONDITIONS WILL BE RELAXED AS THEY ARE LIMITED
       TO THE PERIOD BETWEEN VOTE DEADLINE DATE AND
       ONE DAY FOLLOWING REGISTRATION DATE. FINALLY,
       VOTE INSTRUCTIONS RECEIVED AFTER VOTE DEADLINE
       DATE ARE CONSIDERED LATE. LATE VOTES ARE PROCESSED
       ON A BEST EFFORT BASIS. BLOCKING (IF APPLICABLE)
       IS APPLIED TO LATE VOTES BEGINNING ON RECEIPT
       DATE OF VOTE INSTRUCTIONS THROUGH THE DAY FOLLOWING
       REGISTRATION DATE.

1.     Opening                                                   Non-Voting    No vote

2.     Report of the Management Board and of the Supervisory     Non-Voting    No vote
       Board on the financial year 2006

3.     Consideration and approval of annual accounts             Mgmt          No vote
       for the financial year 2006

4.     Determination of the dividend for the financial           Mgmt          No vote
       year 2006; It is proposed to declare a final
       cash dividend of EUR 2.34 per share, payable
       as from May 8, 2007

5.     Discharge to the Management Board; It is proposed         Mgmt          No vote
       to grant the Management Board discharge from
       their management during the financial year
       2006

6.     Discharge to the Supervisory Board; It is proposed        Mgmt          No vote
       to grant discharge to the Supervisory Board
       from their supervision during the financial
       year 2006

7.     Amendment to the Articles of Association: to              Mgmt          No vote
       delete the territorial limitation from the
       object of the Company; to split the Company
       s shares; to enable the use of electronic means
       of communication related to the AGM; other
       technical changes

8.     It is proposed to re-appoint Mr. F.J.G.M Cremers          Mgmt          No vote
       and Mr. J.W.B Westerburgen as the Members of
       the Supervisory Board of the Company per April
       27, 2007 for a period of four years until the
       Annual General Meeting in 2011

9.     It is proposed to re-appoint PricewaterhouseCoopers       Mgmt          No vote
       Accountants N.V. as the Auditor of the Company
       for the financial year 2007

10.    Announcements of the Management Board and questions       Non-Voting    No vote

11.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RODAMCO EUROPE NV, ROTTERDAM                                                                Agenda Number:  701261024
--------------------------------------------------------------------------------------------------------------------------
        Security:  N7518K100
    Meeting Type:  EGM
    Meeting Date:  06-Jun-2007
          Ticker:
            ISIN:  NL0000289320
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Opening                                                   Non-Voting    No vote

2.     Receive information on the contemplated merger            Non-Voting    No vote
       between Rodamco Europe N.Vand Unibail Holdings
       S.A. by means of a public bid on all outstanding
       Rodamco Europe N.V. shares

3.     Acknowledge the announcements of the Management           Non-Voting    No vote
       Board and questions

4.     Close meeting                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE, PARIS                    Agenda Number:  701193295
--------------------------------------------------------------------------------------------------------------------------
        Security:  F88835115
    Meeting Type:  AGM
    Meeting Date:  10-May-2007
          Ticker:
            ISIN:  FR0000050916
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

1.     Approve the company s financial statements for            Mgmt          For                            For
       the YE on 31 DEC 2006, as presented, showing
       earning of EUR 56,022,775.25, the expenses
       and charges that were not tax-deductible of
       EUR 12,699.00 with the corresponding tax, accordingly,
       the shareholders  meeting gives permanent discharge
       to the Board of Directors and the Auditors
       for the performance of FY

2.     Approve the consolidated financial statements             Mgmt          For                            For
       for the FYE on 31 DEC 2006, in the form presented
       to the meeting, showing earnings of EUR 43,030,796.86

3.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and records that there is a distributable
       amount of EUR 56,153,577.25, composed of net
       earnings for the FY: EUR 56,022,775.25, retained
       earnings: EUR 130,802.00, the allocation by
       the Board of Directors and decides: to allocate
       to the legal reserve: EUR 38,104.80, in order
       to raise it up to the 10% limit of the share
       capital, dividends: EUR 65,152,062.93, I.E.
       EUR 3.73 for each of the 17,467,041 shares
       which shall bear an accruing dividend as of
       01 JAN 2006 up to EUR 56,115,472.45 drawn upon
       the distributable amount, and up to EUR 9,036,590.48
       drawn upon the contribution premium account,
       the shareholders will receive a net dividend
       of EUR 3.73 per share, and will entitle to
       the 10% deduction provided by the French tax
       code, this dividend will be paid on 21 MAY
       2007, in the event that the company holds some
       of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earning account
       as required by Law

4.     Approve said report and the agreements referred           Mgmt          For                            For
       to therein; after hearing the special report
       of the Auditors on agreements governed by Article
       L.225-38 of the French commercial code

5.     Appoint Mr. Jean-Francois Gauthier as a Directors         Mgmt          Against                        Against
       for a 6-year period

6.     Authorize the Board of Directors to bur back              Mgmt          Against                        Against
       the company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 200.00, maximum number
       of shares to be acquired: 10% of the shares
       capital I.E. 1,746,704 shares, the number of
       shares acquired by the company with a view
       to their retention or their subsequent delivery
       in payment or exchange as part of a merger,
       divestment or capital contributions cannot
       exceed 5% of its capital maximum funds invested
       in the share buy backs: EUR 349,340,800.00,
       this authorization is given for an 18-month
       period, this authorization supersedes the authorization
       granted by the shareholders  meeting of 10
       MAY 2006 in its resolution number 11, the shareholders
       meeting delegates all powers to the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities

7.     Grant full powers to the share of an original,            Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 SLOUGH ESTATES PLC                                                                          Agenda Number:  701198144
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81821103
    Meeting Type:  AGM
    Meeting Date:  22-May-2007
          Ticker:
            ISIN:  GB0008141045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Directors  report and accounts for              Mgmt          No vote
       the YE 31 DEC 2006

2.     Declare a dividend on ordinary shares                     Mgmt          No vote

3.     Approve the remuneration report of the Remuneration       Mgmt          No vote
       Committee

4.     Elect Mr. N.M.S. Rich as a Director                       Mgmt          No vote

5.     Elect Mr. W.E.R. Hens as a Director                       Mgmt          No vote

6.     Elect Mrs L.A. MacDonagh as a Director                    Mgmt          No vote

7.     Re-elect Mr. S.L. Howard who retires from the             Mgmt          No vote
       Board by rotation

8.     Re-elect Mr. M.D. Lees who retires from the               Mgmt          No vote
       Board by rotation

9.     Re-elect Mr. A.W. Palmer who retires from the             Mgmt          No vote
       Board by rotation

10.    Re-elect Mr. C.A. Peacock who retires from the            Mgmt          No vote
       Board by rotation

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          No vote
       Auditors

12.    Authorize the Directors to determine the remuneration     Mgmt          No vote
       of the Auditors

13.    Grant authority for donations under the Political         Mgmt          No vote
       Parties, Elections and Referendums Act 2000

S.14   Approve to change the name of the Company to              Mgmt          No vote
       SEGRO plc

S.15   Authorize the Directors to allot equity securities        Mgmt          No vote

S.16   Approve to disapply the statutory pre-emption             Mgmt          No vote
       provisions of the Companies Act

S.17   Authorize the Company to make market purchases            Mgmt          No vote
       of its own ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL HOLDING, PARIS                                                                      Agenda Number:  701239166
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95094110
    Meeting Type:  MIX
    Meeting Date:  21-May-2007
          Ticker:
            ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

E.1    Approve the increase of the capital, in one               Mgmt          For                            For
       or several times and at any moment, by issuance
       of ordinary shares of the Company or investment
       securities issued free or not, giving access
       to the capital of the Company or one of its
       affiliates, or giving right to the attribution
       of debts securities, which subscription could
       be done either in cash, or by compensation
       of debts and maintenance of the shareholders
       preferential subscription right

E.2    Approve the increase of the capital, in one               Mgmt          For                            For
       or several times and at any moment, making
       a public call to savings, by issuance of ordinary
       shares of the Company or investment securities
       issued free or not, giving access to the capital
       of the Company or one of its affiliates, or
       giving right to the attribution of debts securities,
       which subscription could be done either in
       cash, or by compensation of debts suppression
       of the shareholders preferential subscription
       right

E.3    Approve the increase of the securities or investment      Mgmt          For                            For
       securities to issue in case of a capital increase
       of the Company, with or without preferential
       subscription right

E.4    Approve the issuance of shares or investment              Mgmt          For                            For
       securities giving access to the capital of
       the Company, within the limit of 10%, in order
       to remunerate contributions in cash granted
       to the Company and constituted of capital securities
       or investment securities giving access to the
       capital of other Companies

E.5    Approve the issuance of shares or investment              Mgmt          For                            For
       securities giving access to the capital, at
       any moment, in remuneration of securities brought
       to a public exchange offer initiated by the
       Company against securities of a another Company
       admitted to negotiations over one of the regulated
       markets, further to the rapprochement with
       Rodamco and suppression of the shareholders
       preferential right

E.6    Approve the limitation of the global amount               Mgmt          For                            For
       of the authorizations of capital increases

E.7    Approve the increase of the capital , in one              Mgmt          For                            For
       or several times and at any moment, by incorporation
       of primes, reserves, benefits and under the
       form of attribution of free shares or the raising
       of the nominal value of the existing shares,
       or both

E.8    Approve the increase of the capital, in one               Mgmt          For                            For
       or several times, by issuances of shares or
       investment securities giving access to the
       capital, reserved for the Members of a Corporate
       Savings Plan

E.9    Approve the grant, in one or several times,               Mgmt          For                            For
       for the benefits of the salaried members of
       the staff and representatives of the Company
       or the one related to it, options giving right
       to the subscription of shares of the Company
       and/or options giving right to the purchase
       of existing shares held by the Company

E.10   Approve the reduction of the capital, in one              Mgmt          For                            For
       or several times and at any moment, by cancellation
       of all or part of the acquired shares or that
       would be to be acquired further to an authorization
       given by the ordinary general meeting by the
       Company itself, within the limit of 10% of
       the capital

E.11   Approve the transformation of the Administration          Mgmt          For                            For
       and Direction Mode of the Company, by adoption
       of the Executive Board and the Supervisory
       Board formula, under the suspensive condition
       of the first settlement-delivery of the securities
       that should be issued further the project of
       public exchange offer of Unibail on Rodamco
       Europe NV

E.12   Amend Article 2 of the Bylaws related to the              Mgmt          For                            For
       social object of the Company, under the suspensive
       condition of the first settlement-delivery
       of the securities that should be issued further
       to the project of public exchange offerof Unibail
       on Rodamco Europe NV

E.13   Amend Article 3 of the Bylaws related to the              Mgmt          For                            For
       social denomination of the Company, under the
       suspensive condition of the first settlement-delivery
       of the securities that should be issued further
       to the project of public exchange offer of
       Unibail on Rodamco Europe NV

E.14   Adopt the text about the new Bylaws under the             Mgmt          For                            For
       suspensive condition of the first settlement-delivery
       of the securities that should be issued further
       to the project of public exchange offer of
       Unibail on Rodamco Europe NV

E.15   Approve the transfer to the Executive Board               Mgmt          For                            For
       of the delegations of authority given by the
       Board of Directors further to Resolutions 1
       to 10, under the suspensive condition of the
       transformation of the Company into a Company
       with the Executive Board and the Supervisory
       Board

O.16   Authorize the Board of Directors to operate               Mgmt          For                            For
       the Company shares, within the limit of 10%
       of the capital and the setting of the maximum
       purchase and minimum selling price per share

O.17   Appoint Mr. Robert F.W van Oordt as a Member              Mgmt          Against                        Against
       of the Supervisory Board under the suspensive
       condition of the transformation of the Company
       mentioned in Resolution 11

O.18   Appoint Mr. Francois Jaclot as a Member of the            Mgmt          For                            For
       Supervisory Board under the suspensive condition
       of the transformation of the Company mentioned
       in Resolution 11

O.19   Appoint Mr. Frans J.G.M Cremers as a Member               Mgmt          Against                        Against
       of the Supervisory Board under the suspensive
       condition of the transformation of the Company
       mentioned in Resolution 11

O.20   Appoint Mr. Jacques Dermagne as a Member of               Mgmt          Against                        Against
       the Supervisory Board under the suspensive
       condition of the transformation of the Company
       mentioned in Resolution 11

O.21   Appoint Mr. Rob Ter Haar as a Member of the               Mgmt          Against                        Against
       Supervisory Board under the suspensive condition
       of the transformation of the Company mentioned
       in Resolution 11

O.22   Appoint Mr. Jean-Louis Laurens as a Member of             Mgmt          For                            For
       the Supervisory Board under the suspensive
       condition of the transformation of the Company
       mentioned in Resolution 11

O.23   Appoint Mr. Yves Lyon-Caen as a Member of the             Mgmt          For                            For
       Supervisory Board under the suspensive condition
       of the transformation of the Company mentioned
       in Resolution 11

O.24   Appoint Mr. Henri Moulard as a Member of the              Mgmt          For                            For
       Supervisory Board under the suspensive condition
       of the transformation of the Company mentioned
       in Resolution 11

O.25   Appoint Mr. Bart R. Okkens as a Member of the             Mgmt          Against                        Against
       Supervisory Board under the suspensive condition
       of the transformation of the Company mentioned
       in Resolution 11

O.26   Appoint Mr. Jos W.BBB. Westerburgen as a Member           Mgmt          Against                        Against
       of the Supervisory Board under the suspensive
       condition of the transformation of the Company
       mentioned in Resolution 11

O.27   Approve the setting of the fees                           Mgmt          For                            For

O.28   Power for formalities                                     Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers European Realty Shares, Inc.
By (Signature)       /s/ Adam M. Derechin
Name                 Adam M. Derechin
Title                President
Date                 08/29/2007